Summary of Significant Accounting Policies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Jan. 01, 2018
Investments
Delinquency period to place loans on non-accrual status	90 days
Period after which financial information provided by the equity method investee was used by the entity	3 months
Subsequent Event | Financial Instruments Measurement and Classification | Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative adjustment		$ 8.1